Segmental informtion - Disclosure Of Sales Revenue By Destination (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	100.00%	100.00%
Consolidated sales revenue	$ 19,362	$ 20,722
China
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	54.90%	49.80%
Consolidated sales revenue	$ 10,633	$ 10,321
Asia (excluding China and Japan)
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	11.10%	11.20%
Consolidated sales revenue	$ 2,155	$ 2,331
United States of America
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	12.40%	13.70%
Consolidated sales revenue	$ 2,392	$ 2,834
Japan
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	8.30%	8.70%
Consolidated sales revenue	$ 1,598	$ 1,793
Europe (excluding UK)
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	5.90%	7.10%
Consolidated sales revenue	$ 1,143	$ 1,466
Canada
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	2.90%	4.00%
Consolidated sales revenue	$ 585	$ 821
Australia
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	1.80%	1.60%
Consolidated sales revenue	$ 351	$ 325
UK
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	0.60%	0.50%
Consolidated sales revenue	$ 112	$ 115
Other countries
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	2.10%	3.40%
Consolidated sales revenue	$ 393	$ 716